Litigation and regulatory matters - Other (Details) € in Millions	1 Months Ended			2 Months Ended	6 Months Ended				12 Months Ended
	Oct. 31, 2020 GBP (£)	May 31, 2019 USD ($) item	Jul. 31, 2017 item	Oct. 31, 2018 item	Jun. 30, 2022 GBP (£) item	Jun. 30, 2022 USD ($) item	Jun. 30, 2022 EUR (€) item	Dec. 31, 2019 GBP (£)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2015 USD ($) item	Jun. 30, 2022 EUR (€) item	Dec. 31, 2018 USD ($)	Dec. 31, 2016 action
UK 2008 rights issue shareholder litigation
Number of class action lawsuits									3
Additional Provisions | £					£ 137,000,000
Provisions utilised | £					226,000,000
Legal proceedings provision [Member]
UK 2008 rights issue shareholder litigation
Additional Provisions | £					6,000,000
Provisions utilised | £					71,000,000
Treatment of tracker mortgage customers
UK 2008 rights issue shareholder litigation
Total aggregate provisions					308,000,000							€ 358
Provisions utilised					292,000,000		€ 339
Internal review from treatment of tracker mortgage customers
UK 2008 rights issue shareholder litigation
Total aggregate provisions					173,000,000							€ 201
Provisions utilised					£ 136,000,000		€ 158
US investigations relating to fixed-income securities
UK 2008 rights issue shareholder litigation
Number of years probation									3 years
Penalty paid for criminal fines | $									$ 25,200,000
Penalty paid for criminal forfeiture | $									2,800,000
Penalty paid for restitution | $									$ 6,800,000
FDIC | Litigation and regulatory matters
UK 2008 rights issue shareholder litigation
Number of failed US banks			39
Number of banks for which claims have been dropped					20							20
Number of remaining claimant banks					19							19
London Interbank Offered Rate (LIBOR)
UK 2008 rights issue shareholder litigation
Number of non-class action | action														24
JPY LIBOR and Euroyen TIBOR
UK 2008 rights issue shareholder litigation
Number of class action lawsuits					2	2	2
Other LIBOR cases
UK 2008 rights issue shareholder litigation
Number of class action lawsuits					5	5	5
FX antitrust litigation
UK 2008 rights issue shareholder litigation
Settlement amount paid | $											$ 255,000,000
Federal Court of Australia FX antitrust litigation
UK 2008 rights issue shareholder litigation
Number of other parties subject to lawsuit or legal investigation		4
Federal Court of Australia FX antitrust litigation | Minimum
UK 2008 rights issue shareholder litigation
Disputed transaction value | $		$ 500,000
UK Competition Appeal Tribunal
UK 2008 rights issue shareholder litigation
Number of applications for opt-out collective proceedings | £								2
Tel Aviv District Court FX antitrust litigations
UK 2008 rights issue shareholder litigation
Number of motions to certify FX-related class actions				2
Number of pending motions				1
Swaps antitrust litigation
UK 2008 rights issue shareholder litigation
Number of swap execution facilities | $						3
Madoff
UK 2008 rights issue shareholder litigation
Number of class action lawsuits					2	2	2
Damages claimed | $						$ 298,000,000
EUA trading litigation
UK 2008 rights issue shareholder litigation
Damages quantified | £	£ 45,000,000
Number of claimants											10
Offshoring VAT assessments | HMRC
UK 2008 rights issue shareholder litigation
Claimed unpaid VAT after tax assessment | $													$ 143,000,000
Payments For Value Added Tax Assessments | $										$ 143,000,000